EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of Pension Expenses	The following table summarizes the Company’s pension expense for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024	2023
Pension expense (income)	$(30)	$(15)	$5

Schedule of Status of Defined Benefit Plan
The following table summarizes the status of these defined benefit plans for U.S. employees for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024
Change in projected benefit obligation:
Benefit obligation at beginning of year	$259	$295
Service cost	—	3
Interest cost	7	14
Actuarial (gain)/loss	(19)	(17)
Curtailment	(235)	(21)
Benefits paid	(8)	(15)
Projected benefit obligation at end of year	3	259

Change in plan assets:
Fair value of plan assets at beginning of year	331	308
Actual return on plan assets	7	35
Actual contributions during the year	1	3
Curtailment	(235)	—
Benefits paid	(8)	(15)
Fair value of plan assets at end of year	96	331

Funded status at end of year	$93	$73
(Some amounts may not reconcile due to rounding.)
The following table summarizes the status of this plan for the periods indicated:

	At December 31,
(Dollars in millions)	2025	2024
Change in projected benefit obligation:
Benefit obligation at beginning of year	$21	$22
Service cost	—	—
Interest cost	1	1
Amendments	—	—
Actuarial (gain)/loss	2	(1)
Benefits paid	(1)	(1)
Benefit obligation at end of year	24	21

Change in plan assets:
Fair value of plan assets at beginning of year	—	—
Employer contributions	1	1
Benefits paid	(1)	(1)
Fair value of plan assets at end of year	—	—

Funded status at end of year	$(24)	$(21)

Schedule of Amounts Recognized in Consolidated Balance Sheet
Amounts recognized in the consolidated balance sheets for the periods indicated:

	At December 31,
(Dollars in millions)	2025	2024
Other assets (due beyond one year)	$96	$76
Other liabilities (due within one year)	(1)	(1)
Other liabilities (due beyond one year)	(2)	(3)
Net amount recognized in the consolidated balance sheets	$93	$73
(Some amounts may not reconcile due to rounding.)
Amounts recognized in the consolidated balance sheets for the periods indicated:

	At December 31,
(Dollars in millions)	2025	2024
Other liabilities (due within one year)	$(1)	$(1)
Other liabilities (due beyond one year)	(23)	(21)
Net amount recognized in the consolidated balance sheets	$(24)	$(21)
(Some amounts may not reconcile due to rounding.)

Schedule of Net Periodic Benefit Cost Included in AOCI
Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss) for the periods indicated:

	At December 31,
(Dollars in millions)	2025	2024
Accumulated income (loss)	$(1)	$9
Accumulated other comprehensive income (loss)	$(1)	$9
(Some amounts may not reconcile due to rounding.)
Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss) for the periods indicated:

	At December 31,
(Dollars in millions)	2025	2024
Accumulated income (loss)	$8	$11
Accumulated prior service credit (cost)	—	—
Accumulated other comprehensive income (loss)	$8	$12

Schedule of Other Changes in Other Comprehensive Income (Loss)
Other changes in other comprehensive income (loss) for the periods indicated are as follows:

	Years Ended December 31,
(Dollars in millions)	2025	2024
Other comprehensive income (loss) at December 31, prior year	$9	$(33)
Net gain (loss) arising during period	17	51
Recognition of amortizations in net periodic benefit cost:
Actuarial loss	(27)	(9)
Curtailment loss recognized	—	—
Other comprehensive income (loss) at December 31, current year	$(1)	$9
(Some amounts may not reconcile due to rounding.)
Other changes in other comprehensive income (loss) for the periods indicated are as follows:

	Years Ended December 31,
(Dollars in millions)	2025	2024
Other comprehensive income (loss) at December 31, prior year	$12	$12
Net gain (loss) arising during period	(2)	1
Prior Service credit (cost) arising during period	—	—
Recognition of amortizations in net periodic benefit cost:
Actuarial loss (gain)	(1)	(1)
Prior service cost	—	—
Other comprehensive income (loss) at December 31, current year	$8	$12

Schedule of Net Periodic Benefit Cost
Net periodic benefit cost for U.S. employees included the following components for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024	2023
Service cost	$—	$3	$5
Interest cost	7	14	14
Expected return on assets	(9)	(22)	(19)
Amortization of actuarial loss from earlier periods	—	—	4
Settlement	(27)	(9)	—
Net periodic benefit cost	$(30)	$(15)	$5

Other changes recognized in other comprehensive income (loss):
Other comprehensive income (loss) attributable to change from prior year	10	(42)

Total recognized in net periodic benefit cost and other
comprehensive income (loss)	$(20)	$(57)
(Some amounts may not reconcile due to rounding.)
Net periodic benefit cost included the following components for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024	2023
Service cost	$—	$—	$1
Interest cost	1	1	1
Prior service credit recognition	—	—	—
Net gain recognition	(1)	(1)	(2)
Net periodic cost	$—	$—	$(1)

Other changes recognized in other comprehensive income (loss):
Other comprehensive gain (loss) attributable to change from prior year	3	1

Total recognized in net periodic benefit cost and
other comprehensive income (loss)	$3	$—

Schedule of Accumulated Benefit Obligation
The following table summarizes the accumulated benefit obligation for the periods indicated:

	At December 31,
(Dollars in millions)	2025	2024
Qualified Plan	$—	$255
Non-qualified Plan	3	3
Total	$3	$259
(Some amounts may not reconcile due to rounding.)

Schedule of Projected Benefit Obligations in Excess of Plan Assets
The following table displays the plans with projected benefit obligations in excess of plan assets for the periods indicated:

	At December 31,
(Dollars in millions)	2025	2024
Non-qualified Plan
Projected benefit obligation	$3	$3
Fair value of plan assets	—	—

Schedule of Accumulated Benefit Obligations in Excess of Plan Assets
The following table displays the plans with accumulated benefit obligations in excess of plan assets for the periods indicated:

	At December 31,
(Dollars in millions)	2025	2024
Non-qualified Plan
Accumulated benefit obligation	$3	$3
Fair value of plan assets	—	—

Schedule of Expected Benefit Payments
The following table displays the expected benefit payments for the non-qualified defined benefit pension plan in the periods indicated:

(Dollars in millions)
2026	$1
2027	1
2028	—
2029	—
2030	—
Next 5 years	1
The following table displays the expected benefit payments in the years indicated:

(Dollars in millions)
2026	$1
2027	1
2028	1
2029	1
2030	2
Next 5 years	8